Summary of Significant Accounting Policies - Stock-Based Compensation (Details)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Significant Accounting Policies [Line Items]
Current average expected forfeiture rate (percentage)	9.30%	3.72%
Equity Incentive 2011 Plan [Member]
Significant Accounting Policies [Line Items]
Expected term (in years)	6 years	9 years
Weighted average volatility (percentage)	42.26%	51.51%
Weighted average risk free interest rate (percentage)	1.80%	2.17%
Expected dividends	0.00%	0.00%